Intangible Assets - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Risk premium basis points	1.00%
Cost of Sales
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	$ 13	$ 15	$ 22
Selling and Marketing Expense
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	84	108	154
General and Administrative Expense
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	$ 671	$ 765	$ 844
Technology costs and management systems | Bottom of Range
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets	3 years
Technology costs and management systems | Top of Range
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets	10 years